Borrowings (Details) - Schedule of short-term borrowings - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Total short-term borrowings		$ 40,328,982	$ 65,084,803
Syndicated Loans Tranche A [Member]
Short-Term Debt [Line Items]
Maturity	[1],[2]	September 2021*
Interest Rate	[1],[3]	TIBOR^+0.70%
Total short-term borrowings	[1]		58,886,548
Syndicated Loans Tranche B [Member]
Short-Term Debt [Line Items]
Maturity	[4]	September 2022
Interest Rate	[4]	TIBOR+0.70%
Total short-term borrowings	[4]	$ 40,328,982
Tokyo Higashi Shinkin Bank [Member]
Short-Term Debt [Line Items]
Maturity	[2],[5]	June 2021 – August 2021*
Interest Rate	[5]	1.2%
Total short-term borrowings	[5]		5,746,916
Japan Finance Corporation [Member]
Short-Term Debt [Line Items]
Maturity	[2],[6]	June 2021*
Interest Rate	[6]	1.10%
Total short-term borrowings	[6]		26,741
MUFG Bank [Member]
Short-Term Debt [Line Items]
Maturity	[2]	May 2021*
Interest Rate		0.35%
Total short-term borrowings			$ 424,598

[1]	On September 25, 2020, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2020, with a consortium of banks, with an aggregate credit line of ¥7.0 billion (approximately $63.2 million). As of March 31, 2021, the Company borrowed an aggregated of ¥6.6 billion (approximately $59.6 million) under the agreement, and the net outstanding balance of this loan was approximately ¥6.5 billion (approximately $58.9 million), net off the unamortized loan service cost of ¥81.7 million (approximately $0.7 million). The syndicated loan is guaranteed by Mr. Kanayama.
[2]	The loans were fully repaid upon maturity.
[3]	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.
[4]	On September 27, 2021, the Company entered into another one-year syndicated loan agreement, which was effective from September 30, 2021, with a consortium of banks, with an aggregate credit line of ¥7.5 billion (approximately $61.6 million). As of March 31, 2022, the Company borrowed an aggregated of ¥5.0 billion (approximately $41.0 million) under the agreement, and the net outstanding balance of this loan was approximately ¥4.9 billion (approximately $40.3 million), net off the unamortized loan service cost of ¥86.6 million ($711,018). The syndicated loan is guaranteed by Mr. Kanayama.
[5]	In connection with the Company’s bank borrowings from Tokyo Higashi Shinkin Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.8 million) as of March 31, 2021 as collateral to safeguard the loan.On December 21, 2020, the Company entered into a construction contract with a construction company for the construction of its new distribution center in Koshigaya. The total cost of the contract was approximately ¥511.9 million (approximately $4.2 million) was fully paid in six installments by August 31, 2021. On the same day, the Company entered into a loan agreement with Tokyo Higashi Shinkin Bank to borrow ¥25.6 million (approximately $0.2 million) for eight months with a maturity date of August 31, 2021. On January 29, 2021, the Company entered into a second loan agreement with Tokyo Higashi Shinkin Bank to borrow approximately ¥128.0 million (approximately $1.1 million) for seven months with a maturity date of August 31, 2021. On March 22, 2021, the Company entered into a third loan with Tokyo Higashi Shinkin Bank to borrow approximately ¥153.6 million (approximately $1.3 million) for five months with a maturity date of August 31, 2021. On July 21, 2021, the Company entered into a fourth loan with Tokyo Higashi Shinkin Bank to borrow approximately ¥13.9 million (approximately $0.1 million) for one month with a maturity date of August 31, 2021. All loans are the capital for the construction of this distribution center and bear a fixed interest rate of 1.20%.
[6]	Guaranteed by Mr. Kanayama.